SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-    SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of presentation of financial statements:

These financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB").

The Company's consolidated financial statements have been prepared on a cost basis, except for financial instruments which are measured at fair value through profit or loss.

b.
Consolidated financial statements include the financial statements of companies that the Company controls (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its investment with the investee and has the ability to affect those returns through its power over the investee.

The financial statements of the Company and its subsidiaries are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all entities in the Group. Significant intercompany balances and transactions and gains or losses resulting from intercompany transactions are eliminated in full in the consolidated financial statements.

c.	Functional currency, reporting currency and foreign currency:

1.	Functional currency and reporting currency:

The reporting currency of the financial statements is the U.S. dollar.

The Company determines the functional currency based on the currency in which it primarily generates and expends cash. The Company determined that its functional currency is the U.S. dollar since most of the Company's expenses are in U.S. dollars and the economic environment in which the Company operates in and performs its transactions is mostly affected by the U.S dollar. A certain portion of the Company's costs are denominated in NIS mainly due to payroll and related benefit costs incurred in Israel. To further support the Company's determination, the Company has analyzed the currency in which funds from financing activities are generated or held and the currency in which receipts from operating activities are usually retained. In this respect, funds from financing activities were principally derived from significant funds raised in U.S. dollars including the public offering completed in 2014, the follow-on offering completed in 2017 and  U.S governmental funds.

The Company operates and plans its activities in U.S. dollars and accordingly its periodic budgets and internal management reports are prepared and monitored using the U.S. dollar as the primary currency and provides the basis for the determination of share-based compensation.

The functional currency of the Company's subsidiary in Germany has been determined to be its local currency - the EURO. Assets and liabilities of this subsidiary are translated at year end exchange rates and its statement of operations items are translated using the averegae exchange rates at the quarter of which those items are recognized. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

2.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate on the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at the end of each reporting period into the functional currency at the exchange rate at that date. Exchange differences are recognized in profit or loss.

d.	Cash equivalents:

Cash equivalents are considered as highly liquid investments, including unrestricted short‑term bank deposits with an original maturity of three months or less from the date of deposit.

e.	Short-term bank deposits:

Short-term bank deposits have a maturity of more than three months, but less than one year, from the deposit date.

f.	Inventories:

Inventories are measured at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated selling costs. The Company periodically evaluates the condition and age of inventories and makes provisions for slow moving inventories accordingly.

Cost of inventories is determined as follows:

Raw materials	-	At cost of purchase using the first-in, first-out method.
Finished goods	-
On the basis of average standard costs (which approximates actual cost on a weighted average basis) including materials, labor and other direct and indirect manufacturing costs based on practical capacity.

g.	Liability in respect of IIA:

      Israeli Innovation Authority grants:

Government grants are recognized when there is reasonable assurance that the grants will be received and the Company will comply with the attendant conditions.

Research and development grants received from the Israeli Innovation Authority ("IIA"), are recognized upon receipt as a liability if future economic benefits are expected from the project that will result in royalty-bearing sales. In that event, the royalty obligation is treated as a contingent liability in accordance with IAS 37, "Provisions, Contingent Liabilities and Contingent Assets" ("IAS 37").

A liability for the grant is first measured at fair value (Level 3 of the fair value hierarchy)  using a discount rate that reflects a market interest rate. The difference between the amount of the grant received and the fair value of the liability is accounted for as a government grant and recognized as a deduction from research and development expenses. After initial recognition, the liability is measured at amortized cost using the effective interest method. Royalty payments are treated as a reduction of the liability.

At the end of each reporting period, the Company evaluates whether there is reasonable assurance that the liability recognized, in whole or in part, will not be repaid based on its best estimate of future sales and, if so, the appropriate amount of the liability is derecognized against a corresponding reduction in research and development expenses.

h.	Leases:

As described in Note 10 regarding the initial adoption of IFRS 16, "Leases" ("the Standard"), the Company elected to apply the provisions of the Standard using the modified retrospective method (without restatement of comparative data).

The accounting policy for leases applied effective from January 1, 2019, is as follows:

The Company accounts for a contract as a lease when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

For leases in which the Company is the lessee, the Company recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to 12 months and leases for which the underlying asset is of low value. For these excluded leases, the Company has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term. In measuring the lease liability, the Company has elected to apply the practical expedient in the Standard and does not separate the lease components from the non-lease components (such as management and maintenance services, etc.) included in a single contract.

On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease, if that rate can be readily determined, or otherwise using the Company's incremental borrowing rate. After the commencement date, the Company measures the lease liability using the effective interest rate method.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred. The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life and the lease term.

Following are the amortization periods of the right-of-use assets by class of underlying asset:

Years
Motor vehicles	3
Buildings and equipment	5-8

The Company tests for impairment of the right-of-use asset whenever there are indications of impairment pursuant to the provisions of IAS 36.

•	Variable lease payments that depend on an index: On the commencement date, the Company uses the index rate prevailing on the commencement date to calculate the future lease payments.

For leases in which the Company is the lessee, the aggregate changes in future lease payments resulting from a change in the index are discounted (without a change in the discount rate applicable to the lease liability) and recorded as an adjustment of the lease liability and the right-of-use asset, only when there is a change in the cash flows resulting from the change in the index (that is, when the adjustment to the lease payments takes effect).

•	Lease extension and termination options:

A non-cancelable lease term includes both the periods covered by an option to extend the lease when it is reasonably certain that the extension option will be exercised and the periods covered by a lease termination option when it is reasonably certain that the termination option will not be exercised.

In the event of any change in the expected exercise of the lease extension option or in the expected non-exercise of the lease termination option, the Company remeasures the lease liability based on the revised lease term using a revised discount rate as of the date of the change in expectations. The total change is recognized in the carrying amount of the right-of-use asset until it is reduced to zero, and any further reductions are recognized in profit or loss.

•	Lease modifications:

If a lease modification does not reduce the scope of the lease and does not result in a separate lease, the Company remeasures the lease liability based on the modified lease terms using a revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.

If a lease modification reduces the scope of the lease, the Company recognizes a gain or loss arising from the partial or full reduction of the carrying amount of the right-of-use asset and the lease liability. The Company subsequently remeasures the carrying amount of the lease liability according to the revised lease terms, at the revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.

The accounting policy for leases applied until December 31, 2018, is as follows:

The criteria for classifying leases as finance or operating leases depend on the substance of the agreements and are made at the inception of the lease in accordance with the following principles as set out in IAS 17.

Operating leases:

Leases in which substantially all the risks and rewards of ownership of the leased asset are not transferred to the Group are classified as operating leases. Lease payments are recognized as an expense in profit or loss on a straight-line basis over the lease term.

i.	Property, plant and equipment, net:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and excluding day-to-day servicing expenses. Cost includes spare parts and auxiliary equipment that are used in connection with the plant and equipment.

Depreciation is calculated on a straight‑line basis over the useful life of the assets at annual rates as follows:

%
Office furniture	6 - 15
Manufacturing machinery and lab equipment	7 - 15
Computers	33
Leasehold improvements	See below

Leasehold improvements are depreciated on a straight‑line basis over the shorter of the lease term (including the renewal option held by the Company which is expected to be exercised) and the expected life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate.

j.	Intangible assets, net:

Separately acquired intangible assets with finite useful life are measured on initial recognition at cost.

Intangible assets are amortized over their useful life using the straight‑line method beginning in the period in which the intangible assets generates net cash inflows to the Company. The useful life is over the length of the patent or knowledge life. The intangible assets are reviewed for impairment at each reporting date until they begin generating net cash inflows and subsequently whenever there is an indication that the asset may be impaired.

k.	Revenues recognition:

On January 1, 2018, the Company initially adopted IFRS 15, "Revenues from Contracts with Customers" ("the Standard"), with the cumulative effect of applying the new guidance recognized as an adjustment to the opening retained earnings balance. Results for reporting periods beginning after January 1, 2018 are presented under the new guidance, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period.

The Company elected to apply the provisions of the Standard using the modified retrospective method with the application of certain practical expedients and without restatement of comparative data. The Company recorded a net increase to opening accumulated deficit of $249 as of January 1, 2018 due to the cumulative impact of adopting the new guidance and an increase of deferred revenues by $249.

The accounting policy for Revenues recognition applied from January 1, 2018, is as follows:

Revenues recognition:

Revenues from contracts with customers is recognized when the control over the goods or services is transferred to the customer. The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes).

Revenues from the sale of products:

The Company generates revenues from sales of its innovative biopharmaceutical product, NexoBrid, to burn centers and hospital burn units in Europe, Israel and local distributors in international markets.

Revenues from sale of goods is recognized in profit or loss at the point in time when the control of the goods is transferred to the customer, generally upon delivery of the goods to the customer.

Revenues from development services:

Revenues from development services is recognized over time, during the period the customer receives and consumes the benefits provided by the Company's performance. The Company charges its customers based on payment terms agreed upon inspecific agreements. When payments are made before or after the service is performed, the Company recognizes the resulting contract asset or liability.

Revenues from license agreements:

The Company determine whether the license to the Intellectual Property ("IP") is right to use the IP, which has significant standalone functionality or a right to access, which does not have a stand alone value. The Company recognizes Revenues from licensing transactions at a point in time when the Company provides the customer a right to use the Company's intellectual property as it exists.

The Company recognizes Revenues from licensing transactions over time when the Company provides the customer a right to access the Company's intellectual property throughout the license period.

Combination of contracts:

The Company accounts for multiple contracts as a single contract when all the contracts are signed at or near the same time with the same customer or with related parties of the customer, and when one of the following criteria is met:

-	The contracts are negotiated as a package with a single commercial objective.

-	The amount of consideration to be paid in one contract depends on the consideration or performance of another contract.

-	The goods or services that the Company will provide according to the contracts represent a single performance obligation for the Company.

Variable consideration:

The Company determines the transaction price separately for each contract with a customer. When exercising this judgment, the Company evaluates the effect of each variable amount in the contract, taking into consideration discounts, penalties, variations, claims, non-cash consideration and the nature of multiple phases of the product lifecycle. In determining the effect of the variable consideration, the Company uses the "most likely amount" method described in the Standard. Pursuant to this method, the amount of the consideration is determined as the single most likely amount in the range of possible consideration amounts in the contract. According to the Standard, variable consideration is included in the transaction price only to the extent that it is highly probable that a significant reversal in the amount of Revenues recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Allocating the transaction price:

          For contracts that consist of more than one performance obligation, at contract inception the Company allocates the contract transaction price to each performance obligation identified in the contract on a relative stand-alone selling price basis. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer. The stand-alone selling price is the price at which the Company would sell the promised goods or services separately to a customer. When the stand-alone selling price is not directly observable by reference to similar transactions with similar customers, the Company applies suitable methods for estimating the stand-alone selling price including: the adjusted market assessment approach, the expected cost plus a margin approach and the residual approach. The Company may also use a combination of these approaches to allocate the transaction price in the contract.

The accounting policy for Revenues recognition applied until December 31, 2017, was as follows:

Revenues are recognized to the extent that it is probable that the economic benefits will flow to the Company and the Revenues can be reliably measured, regardless of when the payment is being made. Revenues are measured at the fair value of the consideration received or receivable, taking into account contractually defined terms of payment and excluding taxes or duty and net of returns and allowances, trade discounts and volume rebates.

Revenues from the sale of products are recognized when all the significant risks and rewards of ownership of the products have passed to the buyer and the seller no longer retains continuing managerial involvement. The delivery date of the products is usually the date of which ownership passes.

           Revenues from license agreements which comprised of multiple elements (including license to access the Company's intellectual property and exclusive distribution rights), provide for varying consideration terms, such as upfront payments and milestone payments, are recognized when the criteria for Revenues recognition have been met and only to the extent of the consideration that is not contingent upon completion or performance of future services under the contract. The Company concluded that the components do not have "stand alone value" to the customer and accordingly they are accounted for  as one unit of account. Consequently, Revenues from these components are recognized on the straight line basis over the license period.

l.	Research and development expenses:

Research and development expenses are recognized in profit or loss when incurred. An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company's intention to complete the intangible asset and use or sell it; the Company's ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company's ability to measure reliably the expenditure attributable to the intangible asset during its development. Since the Company's research and development projects are often subject to regulatory approval procedures and other uncertainties, the conditions for the capitalization of costs incurred before receipt of approvals are not normally satisfied and, therefore, research and development expenses are recognized in profit or loss when incurred.

m.	Funding by BARDA:

Non-royalty bearing funds from BARDA for funding research and development projects were recognized at the time the Company was entitled to such grants on the basis of the related costs incurred.

The participation by BARDA was classified as reimbursement (deduction) of research and development expenses. Starting in May 2019, following entrance into the Vericel license and supply agreements, in which Vericel has consumed the effective control over the BARDA contracts, funding by BARDA was classified as Revenues from development services.

n.
Impairment of non-financial assets:

The Company evaluates the need to record an impairment of the carrying amount of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non‑financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash‑generating unit to which the asset belongs, and is calculated based on the projected cash flows that will be generated by the cash generating unit.

An impairment loss of an asset, is reversed only if there have been changes in the estimates used to determine the asset's recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, may not increase the value above the lower of (i) the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years, and (ii) its recoverable amount.

o.	Financial instruments:

Effective of January 1, 2018 the Company adopted IFRS 9, "Financial Instruments" ("the Standard"), which replaced IAS 39. The Company elected to adopt the provisions of the Standard retrospectively without restatement of comparative data.

The accounting policy for financial instruments applied commencing from January 1, 2018, is as follows:

1.	Financial assets:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

The Company classifies and measures debt instruments in the financial statements based on the following criteria:

-	The Company's business model for managing financial assets; and
-	The contractual cash flow terms of the financial asset.

Debt instruments are measured at amortized cost when:

The Company's business model is to hold the financial assets in order to collect their contractual cash flows, and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. After initial recognition, the instruments in this category are measured according to their terms at amortized cost using the effective interest rate method, less any provision for impairment.

On the date of initial recognition, the Company may irrevocably designate a debt instrument as measured at fair value through profit or loss if doing so eliminates or significantly reduces a measurement or recognitioninconsistency, such as when a related financial liability is also measured at fair value through profit or loss.

Impairment of financial assets:

The Company evaluates at the end of each reporting period the loss allowance for financial debt instruments which are not measured at fair value through profit or loss.

The Company has short-term financial assets such as trade receivables in respect of which the Company applies a simplified approach and measures the loss allowance in an amount equal to the lifetime expected credit losses.

An impairment loss on debt instruments measured at amortized cost is recognized in profit or loss with a corresponding loss allowance that is offset from the carrying amount of the financial asset.

2.	Financial liabilities:

a)	Financial liabilities measured at amortized cost:

Financial liabilities are initially recognized at fair value less transaction costs that are directly attributable to the issue of the financial liability.
After initial recognition, the accounting treatment of financial liabilities is based on their classification as follows:

After initial recognition, the Company measures all financial liabilities at amortized cost using the effective interest rate method, except for Financial liabilities at fair value through profit or loss such as derivatives;

b)	Financial liabilities measured at fair value through profit or loss:

At initial recognition, the Company measures financial liabilities that are not measured at amortized cost at fair value. Transaction costs are recognized in profit or loss.

After initial recognition, changes in fair value are recognized in profit or loss.

3.	Fair value:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset's or the liability's principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

4.
Classification of financial instruments by fair value hierarchy:

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1	-	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	inputs other than quoted prices included within level 1 that are observable either directly or indirectly.

Level 3	-	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

5.	Offsetting financial instruments:

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognised amounts and there is an intention to settle on a net basis, to realise the assets and settle the liabilities simultaneously.

6.	De-recognition of financial instruments:

a)
Financial assets:

A financial asset is derecognized when the contractual rights to the cash flows from the financial asset expire or the Company has transferred its contractual rights to receive cash flows from the financial asset or assumes an obligation to pay the cash flows in full without material delay to a third party and has transferred substantially all the risks and rewards of the asset, or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

b)	Financial liabilities:

A financial liability is derecognized when it is extinguished, that is when the obligation is discharged or cancelled or expires. A financial liability is extinguished when the debtor (the Company) discharges the liability by paying in cash, other financial assets, goods or services; or is legally released from the liability.

7.	Contingent consideration for purchase of shares:

The contingent consideration liability for purchase of shares is measured at fair value (Level 3 of the fair value hierarchy)  and initially recorded against equity. Subsequent changes in the fair value are recognized in profit or loss.

p.
Provisions:

A provision in accordance with IAS 37 is recognized when the Company has a present (legal or constructive) obligation as a result of a past event, it is expected to require the use of economic resources to clear the obligation and a reliable estimate has been made.

q.	Short-term employee benefits and severance pay liability, net: The Company has several employee benefit plans:

1.
Short-term employee benefits:

Short-term employee benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.
Post-employment benefits:

The Company has liabilities for severance pay for its employees in several of jurisdictions and in Israel.

Post-employment benefit plans in Israel are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.  The Company has defined contribution plans for Israeli employees pursuant to the Severance Pay Law into which the Company pays fixed contributions and has no legal or constructive obligation to pay further contributions on account of severance pay if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in current and prior periods.

The Company recognizes liability for severance pay due to its employees in EU in accordance with local laws.

r.	Share-based compensation:

Certain Company employees and directors are entitled to remuneration in the form of equity-settled share-based compensation.

Equity-settled transactions

The cost of equity-settled transactions with employees is measured at the fair value of their equity instruments granted at grant date. The fair value is determined using the binomial option pricing model.

The cost of equity-settled transactions is recognized in profit or loss, together with a corresponding increase in equity, during the period which the performance or service conditions are to be satisfied, ending on the date on which the relevant employees become fully entitled to the award.

s.	Discontinued operation:

A discontinued operation is a component of the Company that either has been disposed of or is classified as held for sale. Disposal group to be abandoned meets the criteria for being a discontinued operation at the date of which it ceases to be used. The operating results relating to the discontinued operation are separately presented in the consolidated statements of comprehensive income or loss.

t.	Loss per share:

Loss per share is calculated by dividing the loss attributable to Company shareholders by the weighted average number of outstanding ordinary shares during the period. Potential ordinary shares are only included when their conversion decreases income per share or increases loss per share from continuing operation.

Furthermore, potential ordinary shares converted during the period are included in diluted loss per share only until the conversion date and from that date in basic loss per share.

u.
Reclassification

Certain amounts previously reported in the consolidated financial statements have been reclassified to conform to current year presentation. Such reclassifications did not affect net loss, Changes in Stockholders' Equity or cash flows.